INVESTMENT PROPERTIES - Components of investment properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment Properties:
Investment properties	$ 5,855,583	$ 4,457,899
Income-producing properties
Investment Properties:
Investment properties	5,786,338	4,377,623	$ 3,415,786
Properties under development
Investment Properties:
Investment properties	31,488	51,310	17,009
Land held for development
Investment Properties:
Investment properties	$ 37,757	$ 28,966	$ 3,984